Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2011
Summarizes the Fair Values of the Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2010 and 2011:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥677,442	¥69,702	¥—	¥747,144
Time deposits	—	173,500	—	173,500
Marketable securities and other securities investments
Government bonds	2,654,829	—	—	2,654,829
Common stocks	852,775	—	—	852,775
Other	37,296	370,933	13,134	421,363
Derivative financial instruments	—	349,556	19,437	368,993

Total	¥4,222,342	¥963,691	¥32,571	¥5,218,604

Liabilities
Derivative financial instruments	¥—	¥(259,184)	¥(13,545)	¥(272,729)

Total	¥—	¥(259,184)	¥(13,545)	¥(272,729)

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥729,569	¥58,281	¥—	¥787,850
Time deposits	—	120,000	—	120,000
Marketable securities and other securities investments
Government bonds	3,127,170	—	—	3,127,170
Common stocks	960,229	—	—	960,229
Other	37,842	539,109	—	576,951
Derivative financial instruments	—	405,524	11,782	417,306

Total	¥4,854,810	¥1,122,914	¥11,782	¥5,989,506

Liabilities
Derivative financial instruments	¥—	¥(215,283)	¥(4,988)	¥(220,271)

Total	¥—	¥(215,283)	¥(4,988)	¥(220,271)

	U.S. dollars in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$8,774	$701	$—	$9,475
Time deposits	—	1,443	—	1,443
Marketable securities and other securities investments
Government bonds	37,609	—	—	37,609
Common stocks	11,548	—	—	11,548
Other	455	6,484	—	6,939
Derivative financial instruments	—	4,877	142	5,019

Total	$58,386	$13,505	$142	$72,033

Liabilities
Derivative financial instruments	$—	$(2,589)	$(60)	$(2,649)

Total	$—	$(2,589)	$(60)	$(2,649)

Summarizes the Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2009, 2010 and 2011:

	Yen in millions
	For the year ended March 31, 2009
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥23,818	¥25,499	¥49,317
Total gains (losses)
Included in earnings	586	(38,538)	(37,952)
Included in other comprehensive income (loss)	(1,398)	—	(1,398)
Purchases, issuances and settlements	(1,665)	7,026	5,361
Other	(1,760)	279	(1,481)

Balance at end of year	¥19,581	¥(5,734)	¥13,847

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	U.S. dollars in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$158	$71	$229
Total gains (losses)
Included in earnings	5	377	382
Included in other comprehensive income	10	—	10
Purchases, issuances and settlements	(10)	(101)	(111)
Other	(163)	(265)	(428)

Balance at end of year	$—	$82	$82